Common Stock Subject to Possible Redemption (Tables)	6 Months Ended
Dec. 31, 2020
GOOD WORKS ACQUISITION CORP [Member]
Summary of common stock subject to possible redemption
The common stock subject to possible redemption reflected on the balance sheet is reconciled in the following table:

Gross proceeds from Initial Public Offering	$170,000,000
Less:
Fair value of Public Warrants at issuance	(10,263,558)
Offering costs allocated at common stock subject to possible redemption	(819,932)
Plus:
Accretion on common stock subject to possible redemption	11,083,490

Common stock subject to possible redemption	$170,000,000